Income Tax - Summary of Components of Income Tax Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax charge	¥ 1,783	¥ 10,143	¥ 9,174
Over provision in prior years	(1,899)	(1,912)
Deferred tax	1,151	(4,609)	(73)
Income tax expense reported in profit or loss	¥ 1,035	¥ 3,622	¥ 9,101